Financial Assets and Liabilities - Additional information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) m³	Dec. 31, 2018 BRL (R$)	Jun. 27, 2014 BRL (R$)
Disclosure of Financial Resources [line items]
Lease expiration period	2049-06
Amount of natural gas equivalent per day | m³	4.62
Non-voting preferred shares paid in amount | R$			R$ 2,000,000
CDI index [member]
Disclosure of Financial Resources [line items]
Average borrowing rate	4.40%
TLJP index [member]
Disclosure of Financial Resources [line items]
Average borrowing rate	5.57%
Inter Bank Deposit Certificate [member]
Disclosure of Financial Resources [line items]
Onshore financial investments remunerated rate	100.00%	100.00%
Fed Funds [member]
Disclosure of Financial Resources [line items]
Offshore financial investments remunerated rate	100.00%
Bottom of range [member]
Disclosure of Financial Resources [line items]
Hedged risk position percentage	60.00%
Bottom of range [member] | Marketable securities [member] | Fair value through profit or loss [member]
Disclosure of Financial Resources [line items]
Average maturity of government bonds	2 years
Bottom of range [member] | Restricted cash [member] | Financial assets at amortised cost, category [member]
Disclosure of Financial Resources [line items]
Average maturity of government bonds	2 years
Top of range [member]
Disclosure of Financial Resources [line items]
Hedged risk position percentage	140.00%
Top of range [member] | Marketable securities [member] | Fair value through profit or loss [member]
Disclosure of Financial Resources [line items]
Average maturity of government bonds	5 years
Top of range [member] | Restricted cash [member] | Financial assets at amortised cost, category [member]
Disclosure of Financial Resources [line items]
Average maturity of government bonds	5 years
BNDES [member]
Disclosure of Financial Resources [line items]
Bank guarantee rate	0.99%	0.86%
BNDES [member] | Bottom of range [member]
Disclosure of Financial Resources [line items]
Balance of bank guarantees contracted | R$	R$ 532,558	R$ 1,195,048
BNDES [member] | Top of range [member]
Disclosure of Financial Resources [line items]
Balance of bank guarantees contracted | R$	R$ 1,387,627	2,475,175
Petrobras [member]
Disclosure of Financial Resources [line items]
Contract expiry date	Mar. 31, 2023
Rumo S.A. [member] | BNDES [member]
Disclosure of Financial Resources [line items]
Unused line of credit | R$	R$ 1,946,195	2,108,824
Cosan Logistica S.A. [member] | Three Brazilian financial institutions [member]
Disclosure of Financial Resources [line items]
Unused line of credit | R$	R$ 501,000	R$ 501,000
Comgas [member]
Disclosure of Financial Resources [line items]
Contract expiry date	Mar. 26, 2019
Average monthly volume | m³	0.760
Average annual volume | m³	9.12
Comgas [member] | December 2021 [member] | Brazilian-sourced Natural Gas [member]
Disclosure of Financial Resources [line items]
Amount of natural gas equivalent per day | m³	5.22
Comgas [member] | June 2021 [member] | Brazilian-sourced Natural Gas [member]
Disclosure of Financial Resources [line items]
Amount of natural gas equivalent per day | m³	8.10